Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment
Property and equipment consisted of the follow:

	December 31,
	2021	2020
Computer, equipment and software	$155	$100
Furniture and fixtures	155	155

Property and equipment	310	255
Less: accumulated depreciation	(228)	(166)

Property and equipment, net	$82	$89